Non-Covered Loans and Allowance for Non-Covered Loan Losses (Tables) (Non-covered loans)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Summary of non-covered loans by portfolio segment

Non-covered loans summarized by portfolio segment are as follows (in thousands).

	March 31,	December 31,
	2014	2013
Commercial and industrial	$1,670,087	$1,637,266
Real estate	1,535,361	1,457,253
Construction and land development	387,382	364,551
Consumer	54,116	55,576
	3,646,946	3,514,646
Allowance for non-covered loan losses	(34,645)	(33,241)
Total non-covered loans, net of allowance	$3,612,301	$3,481,405

Non-covered loans summarized by portfolio segment are as follows (in thousands).

	December 31,
	2013	2012
Commercial and industrial	$1,637,266	$1,660,293
Real estate	1,457,253	1,184,914
Construction and land development	364,551	280,483
Consumer	55,576	26,706
	3,514,646	3,152,396
Allowance for non-covered loan losses	(33,241)	(3,409)
Total non-covered loans, net of allowance	$3,481,405	$3,148,987

Schedule of carrying values and the outstanding balances of the PCI loans

The following table presents the carrying values and the outstanding balances of the non-covered PCI loans (in thousands).

	March 31,	December 31,
	2014	2013
Carrying amount	$85,396	$100,392
Outstanding balance	122,881	141,983

The following table presents the carrying values and the outstanding balances of the non-covered PCI loans (in thousands).

	December 31,
	2013	2012
Carrying amount	$100,392	$166,780
Outstanding balance	141,983	222,674

Schedule of changes in the accretable yield for the PCI loans

Changes in the accretable yield for the non-covered PCI loans were as follows (in thousands).

	Three Months Ended March 31,
	2014	2013
Balance, beginning of period	$17,601	$17,553
Additions	—	—
Increases in expected cash flows	3,475	11,996
Disposals of loans	(603)	(26)
Accretion	(2,760)	(3,277)
Balance, end of period	$17,713	$26,246

Changes in the accretable yield for the non-covered PCI loans were as follows (in thousands).

	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Balance, beginning of period	$17,553	$18,427
Additions	622	—
Increases in expected cash flows	18,793	—
Disposals of loans	(3,692)	(22)
Accretion	(15,675)	(852)
Balance, end of period	$17,601	$17,553

Summary of impaired loans by class

        Non-covered impaired loans are summarized by class in the following tables (in thousands).

March 31, 2014	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment with Allowance	Total Recorded Investment	Related Allowance
Commercial and industrial:
Secured	$59,983	$21,221	$13,909	$35,130	$3,137
Unsecured	11,513	1,225	—	1,225	—
Real estate:
Secured by commercial properties	41,398	12,399	17,439	29,838	450
Secured by residential properties	6,955	3,629	1,356	4,985	79
Construction and land development:
Residential construction loans	33	—	—	—	—
Commercial construction loans and land development	25,679	15,054	706	15,760	107
Consumer	7,516	3,731	—	3,731	—

	$153,077	$57,259	$33,410	$90,669	$3,773

December 31, 2013	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment with Allowance	Total Recorded Investment	Related Allowance
Commercial and industrial:
Secured	$63,636	$21,540	$17,147	$38,687	$3,126
Unsecured	11,865	336	1,204	1,540	15
Real estate:
Secured by commercial properties	49,437	20,317	16,070	36,387	339
Secured by residential properties	5,407	1,745	1,648	3,393	39
Construction and land development:
Residential construction loans	33	—	—	—	—
Commercial construction loans and land development	48,628	15,337	4,592	19,929	39
Consumer	7,946	4,509	—	4,509	—

	$186,952	$63,784	$40,661	$104,445	$3,558

Non-covered PCI loans are summarized by class in the following tables (in thousands).

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
December 31, 2013	Principal Balance	No Allowance	Allowance	Investment	Allowance
Commercial and industrial:
Secured	$60,309	$19,280	$16,092	$35,372	$2,705
Unsecured	11,772	240	1,204	1,444	15
Real estate:
Secured by commercial properties	49,306	20,185	16,070	36,255	339
Secured by residential properties	5,013	1,347	1,648	2,995	39
Construction and land development:
Residential construction loans	33	—	—	—	—
Commercial construction loans and land development	48,515	15,225	4,592	19,817	39
Consumer	7,946	4,509	—	4,509	—
	$182,894	$60,786	$39,606	$100,392	$3,137

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded
December 31, 2012	Principal Balance	No Allowance	Allowance	Investment
Commercial and industrial:
Secured	$102,642	$67,967	$—	$67,967
Unsecured	17,133	3,419	—	3,419
Real estate:
Secured by commercial properties	70,284	55,519	—	55,519
Secured by residential properties	10,164	6,728	—	6,728
Construction and land development:
Residential construction loans	1,137	708	—	708
Commercial construction loans and land development	60,425	32,362	—	32,362
Consumer	92	77	—	77
	$261,877	$166,780	$—	$166,780

Summary of average investment in PCI loans by class

Average investment in non-covered impaired loans is summarized by class in the following table (in thousands).

	Three Months Ended March 31,
	2014	2013
Commercial and industrial:
Secured	$36,909	$68,316
Unsecured	1,383	3,107
Real estate:
Secured by commercial properties	33,113	53,371
Secured by residential properties	4,189	7,413
Construction and land development:
Residential construction loans	—	354
Commercial construction loans and land development	17,845	29,266
Consumer	4,120	75

	$97,559	$161,902

Average investment in non-covered PCI loans for the year ended December 31, 2013 is summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$51,670
Unsecured	2,432
Real estate:
Secured by commercial properties	45,887
Secured by residential properties	4,862
Construction and land development:
Residential construction loans	354
Commercial construction loans and land development	26,090
Consumer	2,293
$133,588

Summary of non-accrual loans by class, excluding those classified as held for sale

Non-covered non-accrual loans, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

	March 31,	December 31,
	2014	2013
Commercial and industrial:
Secured	$14,551	$15,430
Unsecured	1,024	1,300
Real estate:
Secured by commercial properties	1,094	2,638
Secured by residential properties	2,371	398
Construction and land development:
Residential construction loans	—	—
Commercial construction loans and land development	142	112
Consumer	—	—
	$19,182	$19,878

Non-covered non-accrual loans at December 31, 2013, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$15,430
Unsecured	1,300
Real estate:
Secured by commercial properties	2,638
Secured by residential properties	398
Construction and land development:
Residential construction loans	—
Commercial construction loans and land development	112
Consumer	—
$19,878

Schedule of information regarding TDRs granted

Information regarding TDRs granted is shown in the following tables (in thousands).

	Recorded Investment in Loans Modified by
		Interest Rate	Payment Term	Total
Three months ended March 31, 2014	A/B Note	Adjustment	Extension	Modification
Commercial and industrial:
Secured	$—	$—	$—	$—
Unsecured	—	—	—	—
Real estate:
Secured by commercial properties	—	—	345	345
Secured by residential properties	—	—	258	258
Construction and land development:
Residential construction loans	—	—	—	—
Commercial construction loans and land development	—	—	142	142
Consumer	—	—	—	—
	$—	$—	$745	$745

	Recorded Investment in Loans Modified by
		Interest Rate	Payment Term	Total
Three months ended March 31, 2013	A/B Note	Adjustment	Extension	Modification
Commercial and industrial:
Secured	$—	$—	$28	$28
Unsecured	—	—	—	—
Real estate:
Secured by commercial properties	—	—	1,236	1,236
Secured by residential properties	—	—	262	262
Construction and land development:
Residential construction loans	—	—	—	—
Commercial construction loans and land development	—	—	570	570
Consumer	—	—	—	—
	$—	$—	$2,096	$2,096

Information regarding TDRs granted is shown in the following table (in thousands).

	Recorded Investment in Loans Modified by
		Interest Rate	Payment Term	Total
Year ended December 31, 2013	A/B Note	Adjustment	Extension	Modification
Commercial and industrial:
Secured	$—	$—	$10,390	$10,390
Unsecured	—	—	—	—
Real estate:
Secured by commercial properties	—	—	279	279
Secured by residential properties	—	—	777	777
Construction and land development:
Residential construction loans	—	—	—	—
Commercial construction loans and land development	—	—	—	—
Consumer	—	—	—	—
	$—	$—	$11,446	$11,446

Schedule of analysis of the aging of the entity's loan portfolio

An analysis of the aging of the Bank’s non-covered loan portfolio is shown in the following tables (in thousands).

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
March 31, 2014	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$4,492	$4,914	$379	$9,785	$1,528,769	$32,621	$1,571,175	$1
Unsecured	88	1	—	89	97,598	1,225	98,912	—
Real estate:
Secured by commercial properties	205	—	—	205	1,083,444	29,492	1,113,141	—
Secured by residential properties	1,976	49	70	2,095	417,416	2,709	422,220	—
Construction and land development:
Residential construction loans	381	—	—	381	67,540	—	67,921	—
Commercial construction loans and land development	—	3,121	—	3,121	300,722	15,618	319,461	—
Consumer	240	10	1	251	50,134	3,731	54,116	1
	$7,382	$8,095	$450	$15,927	$3,545,623	$85,396	$3,646,946	$2

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
December 31, 2013	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$2,171	$277	$1,354	$3,802	$1,492,793	$35,372	$1,531,967	$272
Unsecured	333	9	60	402	103,453	1,444	105,299	59
Real estate:
Secured by commercial properties	192	—	132	324	1,044,437	36,255	1,081,016	—
Secured by residential properties	1,045	36	203	1,284	371,958	2,995	376,237	203
Construction and land development:
Residential construction loans	415	—	—	415	64,664	—	65,079	—
Commercial construction loans and land development	41	881	112	1,034	278,621	19,817	299,472	—
Consumer	201	60	—	261	50,806	4,509	55,576	—
	$4,398	$1,263	$1,861	$7,522	$3,406,732	$100,392	$3,514,646	$534

An analysis of the aging of the Bank’s non-covered loan portfolio is shown in the following tables (in thousands).

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
December 31, 2013	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$2,171	$277	$1,354	$3,802	$1,492,793	$35,372	$1,531,967	$272
Unsecured	333	9	60	402	103,453	1,444	105,299	59
Real estate:
Secured by commercial properties	192	—	132	324	1,044,437	36,255	1,081,016	—
Secured by residential properties	1,045	36	203	1,284	371,958	2,995	376,237	203
Construction and land development:
Residential construction loans	415	—	—	415	64,664	—	65,079	—
Commercial construction loans and land development	41	881	112	1,034	278,621	19,817	299,472	—
Consumer	201	60	—	261	50,806	4,509	55,576	—
	$4,398	$1,263	$1,861	$7,522	$3,406,732	$100,392	$3,514,646	$534

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
December 31, 2012	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$7,844	$348	$2,131	$10,323	$1,473,242	$67,967	$1,551,532	$2,000
Unsecured	3	—	—	3	105,339	3,419	108,761	—
Real estate:
Secured by commercial properties	714	—	—	714	868,070	55,519	924,303	—
Secured by residential properties	755	101	—	856	253,027	6,728	260,611	—
Construction and land development:
Residential construction loans	—	—	—	—	47,461	708	48,169	—
Commercial construction loans and land development	63	—	—	63	199,889	32,362	232,314	—
Consumer	84	—	—	84	26,545	77	26,706	—
	$9,463	$449	$2,131	$12,043	$2,973,573	$166,780	$3,152,396	$2,000

Schedule of internal risk grades of loans by class

The following tables present the internal risk grades of non-covered loans, as previously described, in the portfolio by class (in thousands).

March 31, 2014	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$1,474,358	$29,114	$35,082	$32,621	$1,571,175
Unsecured	97,512	8	167	1,225	98,912
Real estate:
Secured by commercial properties	1,076,039	5,835	1,775	29,492	1,113,141
Secured by residential properties	413,626	—	5,885	2,709	422,220
Construction and land development:
Residential construction loans	67,921	—	—	—	67,921
Commercial construction loans and land development	299,760	280	3,803	15,618	319,461
Consumer	50,348	—	37	3,731	54,116
	$3,479,564	$35,237	$46,749	$85,396	$3,646,946

December 31, 2013	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$1,450,734	$16,840	$29,021	$35,372	$1,531,967
Unsecured	103,674	12	169	1,444	105,299
Real estate:
Secured by commercial properties	1,038,930	4,436	1,395	36,255	1,081,016
Secured by residential properties	367,758	—	5,484	2,995	376,237
Construction and land development:
Residential construction loans	65,079	—	—	—	65,079
Commercial construction loans and land development	275,808	3,384	463	19,817	299,472
Consumer	51,052	1	14	4,509	55,576
	$3,353,035	$24,673	$36,546	$100,392	$3,514,646

The following tables present the internal risk grades of non-covered loans, as previously described, in the portfolio by class (in thousands).

December 31, 2013	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$1,450,734	$16,840	$29,021	$35,372	$1,531,967
Unsecured	103,674	12	169	1,444	105,299
Real estate:
Secured by commercial properties	1,038,930	4,436	1,395	36,255	1,081,016
Secured by residential properties	367,758	—	5,484	2,995	376,237
Construction and land development:
Residential construction loans	65,079	—	—	—	65,079
Commercial construction loans and land development	275,808	3,384	463	19,817	299,472
Consumer	51,052	1	14	4,509	55,576
	$3,353,035	$24,673	$36,546	$100,392	$3,514,646

December 31, 2012	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$1,476,420	$2,515	$4,630	$67,967	$1,551,532
Unsecured	105,142	200	—	3,419	108,761
Real estate:
Secured by commercial properties	868,784	—	—	55,519	924,303
Secured by residential properties	253,883	—	—	6,728	260,611
Construction and land development:
Residential construction loans	47,461	—	—	708	48,169
Commercial construction loans and land development	199,952	—	—	32,362	232,314
Consumer	26,629	—	—	77	26,706
	$2,978,271	$2,715	$4,630	$166,780	$3,152,396

Schedule of changes in the allowance for loan losses by portfolio segment

Changes in the allowance for non-covered loan losses, distributed by portfolio segment, are shown below (in thousands).

	Commercial and		Construction and
Three months ended March 31, 2014	Industrial	Real Estate	Land Development	Consumer	Total
Balance, beginning of period	$16,865	$8,331	$7,957	$88	$33,241
Provision charged to operations	(57)	1,319	17	109	1,388
Loans charged off	(807)	—	—	(74)	(881)
Recoveries on charged off loans	725	32	122	18	897
Balance, end of period	$16,726	$9,682	$8,096	$141	$34,645

	Commercial and		Construction and
Three months ended March 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Balance, beginning of period	$1,845	$977	$582	$5	$3,409
Provision charged to operations	6,911	2,437	3,597	60	13,005
Loans charged off	(438)	(31)	—	(56)	(525)
Recoveries on charged off loans	494	139	107	8	748
Balance, end of period	$8,812	$3,522	$4,286	$17	$16,637

Changes in the allowance for non-covered loan losses, distributed by portfolio segment, are shown below (in thousands).

	Commercial and		Construction and
Year ended December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Balance, beginning of period	$1,845	$977	$582	$5	$3,409
Provision charged to operations	20,940	7,281	7,634	238	36,093
Loans charged off	(9,359)	(209)	(524)	(216)	(10,308)
Recoveries on charged off loans	3,439	282	265	61	4,047
Balance, end of period	$16,865	$8,331	$7,957	$88	$33,241

	Commercial and		Construction and
Month ended December 31, 2012	Industrial	Real Estate	Land Development	Consumer	Total
Balance, beginning of period	$—	$—	$—	$—	$—
Provision charged to operations	2,236	977	582	5	3,800
Loans charged off	(391)	—	—	—	(391)
Recoveries on charged off loans	—	—	—	—	—
Balance, end of period	$1,845	$977	$582	$5	$3,409

Schedule of loan portfolio distributed by portfolio segment and impairment methodology

The non-covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
March 31, 2014	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$1,930	$2,399	$142	$—	$4,471
Loans collectively evaluated for impairment	1,634,311	1,500,761	371,622	50,385	3,557,079
PCI Loans	33,846	32,201	15,618	3,731	85,396
	$1,670,087	$1,535,361	$387,382	$54,116	$3,646,946

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$2,273	$373	$112	$—	$2,758
Loans collectively evaluated for impairment	1,598,177	1,417,630	344,622	51,067	3,411,496
PCI Loans	36,816	39,250	19,817	4,509	100,392
	$1,637,266	$1,457,253	$364,551	$55,576	$3,514,646

The non-covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$2,273	$373	$112	$—	$2,758
Loans collectively evaluated for impairment	1,598,177	1,417,630	344,622	51,067	3,411,496
PCI Loans	36,816	39,250	19,817	4,509	100,392
	$1,637,266	$1,457,253	$364,551	$55,576	$3,514,646

	Commercial and		Construction and
December 31, 2012	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	1,588,907	1,122,667	247,413	26,629	2,985,616
PCI Loans	71,386	62,247	33,070	77	166,780
	$1,660,293	$1,184,914	$280,483	$26,706	$3,152,396

Schedule of allowance for loan losses distributed by portfolio segment and impairment methodology

The allowance for non-covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
March 31, 2014	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$421	$—	$—	$—	$421
Loans collectively evaluated for impairment	13,589	9,153	7,989	141	30,872
PCI Loans	2,716	529	107	—	3,352
	$16,726	$9,682	$8,096	$141	$34,645

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$421	$—	$—	$—	$421
Loans collectively evaluated for impairment	13,724	7,953	7,918	88	29,683
PCI Loans	2,720	378	39	—	3,137
	$16,865	$8,331	$7,957	$88	$33,241

The allowance for non-covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$421	$—	$—	$—	$421
Loans collectively evaluated for impairment	13,724	7,953	7,918	88	29,683
PCI Loans	2,720	378	39	—	3,137
	$16,865	$8,331	$7,957	$88	$33,241

	Commercial and		Construction and
December 31, 2012	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	1,845	977	582	5	3,409
PCI Loans	—		—	—	—
	$1,845	$977	$582	$5	$3,409